ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES	12 Months Ended
Dec. 31, 2020
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

13.    ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

Accrued expenses and other current liabilities consisted of the following:

	December 31,
	2019	2020
	RMB’000	RMB’000	US$’000

Advance from customers	15,323	17,836	2,733
Other accrued expenses	42,131	69,186	10,603
Other tax payables	11,939	7,973	1,223

	69,393	94,995	14,559

Other accrued expenses represent accrued rental and overdue penalty interest (see Note 25).